UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	September 30, 2016

QS

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Fund name change

Prior to April 1, 2016, the Fund was known as QS Batterymarch S&P 500 Index Fund. There was no change in the Fund’s investment objective, policies and strategies as a result of this name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS S&P 500 Index Fund for the twelve-month reporting period ended September 30, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

II	QS S&P 500 Index Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended September 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First and second quarter 2016 GDP growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s initial reading for third quarter 2016 GDP growth — released after the reporting period ended — was 2.9%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, a smaller decrease in state and local government spending and an upturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended on September 30, 2016, the unemployment rate was 5.0%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed declined over the period. In September 2016, 24.9% of Americans looking for a job had been out of work for more than six months, versus 26.8% when the period began.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. At its meeting that concluded on September 21, 2016, as well as during the prior meetings of the year, the Fed kept rates on hold. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 28, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

QS S&P 500 Index Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500 Index (the “Index”)i. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The Fund generally is fully invested in stocks included in the Index. The Fund holds a broadly diversified portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity.

The Fund is managed as a “pure” index fund. As portfolio managers, we do not evaluate individual companies to identify attractive investment candidates for the Fund. Instead, we attempt to mirror the investment performance of the Index as closely as possible by reviewing daily and adjusting when necessary the Fund’s portfolio to reflect the companies included in the Index and their weightings. The Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemptions requests and pay the Fund’s expenses. The Fund’s ability to replicate the performance of the Index will depend, to some extent, on the given cash flows into and out of the Fund. The Fund will make investment changes to accommodate these cash flows and to maximize the similarity of the Fund’s assets to those of the Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. U.S. large cap equities gained over the final quarter of 2015 based chiefly on strong returns in October, while returns weakened amid volatility over the rest of the quarter. In December, the U.S. Federal Reserve Board (the “Fed”)ii raised interest rates as expected and job growth reports were strong. However, corporate earnings trended down slightly and manufacturing contracted. While Energy had a strong gain in October as oil prices steadied for a time, prices again declined steeply over the last two months.

Equity markets started 2016 in “risk-off” mode as macro events dominated the headlines, including economic slowdowns in the U.S., China and many other markets, falling commodity prices and uncertainty over the pace of interest rate increases from the Fed. Nonetheless, in mid-February the market made a sharp reversal and rallied into the second calendar quarter of 2016.

After a weakening in employment, gross domestic product (“GDP”)iii growth and industrial reports over the first two months of the second calendar quarter of 2016, the Fed softened its stance on a near-term rate hike. All these measures improved in June. At the end of the quarter, the Fed indicated it would wait to see how the surprise vote for the U.K. referendum to leave the European Union (“Brexit”) would unfold before considering any tightening.

U.S. large cap equities advanced in the third calendar quarter of 2016 after being whipsawed by the Brexit vote in late June. Most of the gains occurred early in the quarter, when several major stock indices rose to

QS S&P 500 Index Fund 2016 Annual Report	1

Fund overview (cont’d)

new highs before falling back slightly. Industrial commodity stocks saw some strong returns, while oil and gold prices were essentially flat. The Fed continued to be accommodative, postponing the expected rate hike until later in 2016. Globally, markets saw modestly upward trends in manufacturing sentiment. Equity markets were quiet over the first two months of this quarter, but volatility returned somewhat in September. Leading indicators tended to improve; truck tonnage picked up in August and employment gains continued throughout the period. Still, the U.S. was one of the few large markets where manufacturing gains slowed somewhat in September.

Q. How did we respond to these changing market conditions?

A. The Fund is not actively managed. It is managed as a “pure” index fund. Like most index funds, we replicate the holdings of the Index to the extent possible, given cash flows into and out of the Fund. No change in the investment process was required due to changing conditions. The Fund utilized S&P 500 Index futures contracts to equitize its cash position. These derivative positions contributed to results for the reporting period.

Performance review

For the twelve months ended September 30, 2016, Class A shares of QS S&P 500 Index Fund returned 14.82%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 15.43% for the same period. The Lipper S&P 500 Index Funds Category Average1 returned 14.62% over the same time frame.

Performance Snapshot as of September 30, 2016 (unaudited)
	6 months	12 months
QS S&P 500 Index Fund:
Class A	6.11%	14.82%
Class D	6.16%	15.05%
S&P 500 Index	6.40%	15.43%
Lipper S&P 500 Index Funds Category Average[1]	6.04%	14.62%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.44%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended September 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 138 funds for the six-month period and among the 136 funds for the twelve-month period in the Fund’s Lipper category.

2	QS S&P 500 Index Fund 2016 Annual Report

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The Telecommunication Services sector had the best return in the Index for the period, followed by the Information Technology and Materials sectors; all had double-digit returns in excess of 20%. As the largest sector in the Index, and with such a strong return, Information Technology was the largest sector contributor overall. Two names in that sector, Microsoft Corp. and Facebook, Inc. Class A, were strong contributors at the individual security level with returns of approximately 34% and 43% respectively. Amazon.com, Inc. was the top contributor at the individual security level by virtue of return — over 60% — and weight in the Index.

Q. What were the leading detractors from performance?

A. While still positive, the Financials, Consumer Discretionary and Health Care sectors had the lowest returns in the Index. The biggest detractors at the individual security level by virtue of return and weight in the Index were Wells Fargo & Co., Gilead Sciences, Inc., and Allergan PLC, all with double digit negative returns.

Thank you for your investment in QS S&P 500 Index Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

October 18, 2016

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on

QS S&P 500 Index Fund 2016 Annual Report	3

Fund overview (cont’d)

Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of September 30, 2016 and are subject to change and may not be representative of the portfolio manager’s current or future investments. The Fund’s top ten holdings (as a percentage of net assets) as of this September 30, 2016 were: Apple Inc. (3.2%), Microsoft Corp. (2.4%), Exxon Mobil Corp. (1.9%), Amazon.com Inc. (1.7%), Johnson & Johnson (1.7%), Facebook Inc., Class A Shares (1.6%), Berkshire Hathaway Inc., Class B Shares (1.5%), General Electric Co. (1.4%), AT&T Inc. (1.3%) and Procter & Gamble Co. (1.3%). Please refer to pages 9 through 26 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of September 30, 2016 were: Information Technology (21.1%), Health Care (14.6%), Financials (12.7%), Consumer Discretionary (12.5%) and Consumer Staples (9.8%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

4	QS S&P 500 Index Fund 2016 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2016 and September 30, 2015 and does not include futures contracts. The composition of the Fund’s investments is subject to change at any time.
‡	Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

QS S&P 500 Index Fund 2016 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2016 and held for the six months ended September 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.11%	$1,000.00	$1,061.10	0.59%	$3.04	Class A	5.00%	$1,000.00	$1,022.05	0.59%	$2.98
Class D	6.16	1,000.00	1,061.60	0.39	2.01	Class D	5.00	1,000.00	1,023.05	0.39	1.97

[1]	For the six months ended September 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

6	QS S&P 500 Index Fund 2016 Annual Report

Fund performance (unaudited)

Average annual total returns[1]

	Class A	Class D
Twelve Months Ended 9/30/16	14.82%	15.05%
Five Years Ended 9/30/16	15.73	15.95
Ten Years Ended 9/30/16	6.67	6.88

Cumulative total returns[1]
Class A (9/30/06 through 9/30/16)	90.66%
Class D (9/30/06 through 9/30/16)	94.43

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

QS S&P 500 Index Fund 2016 Annual Report	7

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested

Class A Shares of QS S&P 500 Index Fund vs. S&P 500 Index† — September 2006 - September 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A shares of QS S&P 500 Index Fund on September 30, 2006, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through September 30, 2016. The hypothetical illustration also assumes a $10,000 investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other class may be greater or less than the Class A shares performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other class.

8	QS S&P 500 Index Fund 2016 Annual Report

Schedule of investments

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 99.4%
Consumer Discretionary — 12.5%
Auto Components — 0.4%
BorgWarner Inc.	2,590	$91,116
Delphi Automotive PLC	3,433	244,842
Goodyear Tire & Rubber Co.	3,244	104,781
Johnson Controls International PLC	11,964	556,685
Total Auto Components		997,424
Automobiles — 0.6%
Ford Motor Co.	50,840	613,639
General Motors Co.	17,973	571,002
Harley-Davidson Inc.	2,359	124,060
Total Automobiles		1,308,701
Distributors — 0.1%
Genuine Parts Co.	1,813	182,116
LKQ Corp.	3,970	140,776	*
Total Distributors		322,892
Diversified Consumer Services — 0.0%
H&R Block Inc.	2,388	55,282
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	5,849	285,548
Chipotle Mexican Grill Inc.	388	164,318	*
Darden Restaurants Inc.	1,476	90,508
Marriott International Inc., Class A Shares	3,600	242,361
McDonald’s Corp.	10,841	1,250,618
Royal Caribbean Cruises Ltd.	2,300	172,385
Starbucks Corp.	18,876	1,021,947
Wyndham Worldwide Corp.	1,410	94,935
Wynn Resorts Ltd.	1,143	111,351
Yum! Brands Inc.	4,573	415,274
Total Hotels, Restaurants & Leisure		3,849,245
Household Durables — 0.5%
D.R. Horton Inc.	4,017	121,313
Garmin Ltd.	1,734	83,423
Harman International Industries Inc.	957	80,819
Leggett & Platt Inc.	1,959	89,291
Lennar Corp., Class A Shares	2,480	105,003
Mohawk Industries Inc.	862	172,693	*
Newell Brands Inc.	5,880	309,641

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	9

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Household Durables — continued
PulteGroup Inc.	3,737	$74,890
Whirlpool Corp.	996	161,511
Total Household Durables		1,198,584
Internet & Direct Marketing Retail — 2.5%
Amazon.com Inc.	5,050	4,228,415	*
Expedia Inc.	1,443	168,427
Netflix Inc.	5,474	539,463	*
Priceline Group Inc.	630	927,039	*
TripAdvisor Inc.	1,646	103,994	*
Total Internet & Direct Marketing Retail		5,967,338
Leisure Products — 0.1%
Hasbro Inc.	1,422	112,807
Mattel Inc.	4,278	129,538
Total Leisure Products		242,345
Media — 2.9%
CBS Corp., Class B Shares, Non Voting Shares	5,478	299,866
Charter Communications Inc., Class A Shares	2,760	745,117	*
Comcast Corp., Class A Shares	30,894	2,049,508
Discovery Communications Inc., Class A Shares	1,990	53,571	*
Discovery Communications Inc., Class C Shares	2,858	75,194	*
Interpublic Group of Cos. Inc.	5,209	116,421
News Corp., Class A Shares	4,518	63,162
News Corp., Class B Shares	933	13,267
Omnicom Group Inc.	2,942	250,070
Scripps Networks Interactive Inc., Class A Shares	1,253	79,553
TEGNA Inc.	3,207	70,105
Time Warner Inc.	10,179	810,350
Twenty-First Century Fox Inc., Class A Shares	14,152	342,762
Twenty-First Century Fox Inc., Class B Shares	5,626	139,187
Viacom Inc., Class B Shares	4,290	163,449
Walt Disney Co.	19,107	1,774,276
Total Media		7,045,858
Multiline Retail — 0.5%
Dollar General Corp.	3,572	250,004
Dollar Tree Inc.	2,983	235,448 *
Kohl’s Corp.	2,338	102,288
Macy’s Inc.	4,198	155,536

See Notes to Financial Statements.

10	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Multiline Retail — continued
Nordstrom Inc.	1,615	$83,786
Target Corp.	6,964	478,288
Total Multiline Retail		1,305,350
Specialty Retail — 2.5%
Advance Auto Parts Inc.	1,000	149,120
AutoNation Inc.	890	43,352	*
AutoZone Inc.	385	295,811	*
Bed Bath & Beyond Inc.	2,109	90,919
Best Buy Co. Inc.	3,856	147,222
CarMax Inc.	2,289	122,118	*
Foot Locker Inc.	1,810	122,573
Gap Inc.	2,770	61,605
Home Depot Inc.	15,777	2,030,184
L Brands Inc.	2,818	199,430
Lowe’s Cos. Inc.	11,207	809,258
O’Reilly Automotive Inc.	1,235	345,936	*
Ross Stores Inc.	5,064	325,615
Signet Jewelers Ltd.	1,100	81,983
Staples Inc.	9,180	78,489
Tiffany & Co.	1,554	112,867
TJX Cos. Inc.	8,411	628,975
Tractor Supply Co.	1,690	113,822
Ulta Salon, Cosmetics & Fragrance Inc.	830	197,523	*
Urban Outfitters Inc.	820	28,306	*
Total Specialty Retail		5,985,108
Textiles, Apparel & Luxury Goods — 0.8%
Coach Inc.	3,915	143,132
Hanesbrands Inc.	4,800	121,200
Michael Kors Holdings Ltd.	2,204	103,125	*
NIKE Inc., Class B Shares	17,223	906,791
PVH Corp.	1,151	127,185
Ralph Lauren Corp.	834	84,351
Under Armour Inc., Class A Shares	2,300	88,964	*
Under Armour Inc., Class C Shares	2,316	78,420	*
V.F. Corp.	4,300	241,015
Total Textiles, Apparel & Luxury Goods		1,894,183
Total Consumer Discretionary		30,172,310

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	11

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Consumer Staples — 9.8%
Beverages — 2.2%
Brown-Forman Corp., Class B Shares	2,406	$114,141
Coca-Cola Co.	49,602	2,099,157
Constellation Brands Inc., Class A Shares	2,214	368,609
Dr. Pepper Snapple Group Inc.	2,507	228,914
Molson Coors Brewing Co., Class B Shares	2,483	272,633
Monster Beverage Corp.	1,745	256,183	*
PepsiCo Inc.	18,356	1,996,582
Total Beverages		5,336,219
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	5,647	861,224
CVS Health Corp.	13,675	1,216,938
Kroger Co.	12,430	368,922
Sysco Corp.	6,478	317,487
Wal-Mart Stores Inc.	19,400	1,399,128
Walgreens Boots Alliance Inc.	11,064	891,980
Whole Foods Market Inc.	4,193	118,872
Total Food & Staples Retailing		5,174,551
Food Products — 1.7%
Archer-Daniels-Midland Co.	7,402	312,142
Campbell Soup Co.	2,523	138,008
ConAgra Foods Inc.	5,208	245,349
General Mills Inc.	7,569	483,508
Hershey Co.	1,854	177,242
Hormel Foods Corp.	3,798	144,058
J.M. Smucker Co.	1,463	198,295
Kellogg Co.	3,223	249,686
Kraft Heinz Co.	7,645	684,304
McCormick & Co. Inc., Non Voting Shares	1,280	127,897
Mead Johnson Nutrition Co.	2,262	178,721
Mondelez International Inc., Class A Shares	19,919	874,444
Tyson Foods Inc., Class A Shares	3,792	283,149
Total Food Products		4,096,803
Household Products — 2.0%
Church & Dwight Co. Inc.	3,152	151,044
Clorox Co.	1,655	207,173
Colgate-Palmolive Co.	11,498	852,462
Kimberly-Clark Corp.	4,536	572,171
Procter & Gamble Co.	34,323	3,080,489
Total Household Products		4,863,339

See Notes to Financial Statements.

12	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Personal Products — 0.1%
Coty Inc., Class A Shares	880	$20,680
Estee Lauder Cos. Inc., Class A Shares	2,837	251,245
Total Personal Products		271,925
Tobacco — 1.7%
Altria Group Inc.	24,822	1,569,495
Philip Morris International Inc.	19,874	1,932,150
Reynolds American Inc.	10,720	505,448
Total Tobacco		4,007,093
Total Consumer Staples		23,749,930
Energy — 7.2%
Energy Equipment & Services — 1.1%
Baker Hughes Inc.	5,667	286,013
FMC Technologies Inc.	3,330	98,801	*
Halliburton Co.	11,204	502,836
Helmerich & Payne Inc.	1,517	102,094
National-Oilwell Varco Inc.	4,715	173,229
Schlumberger Ltd.	17,612	1,385,008
Transocean Ltd.	4,788	51,040
Total Energy Equipment & Services		2,599,021
Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	6,806	431,228
Apache Corp.	4,731	302,169
Cabot Oil & Gas Corp.	5,836	150,569
Chesapeake Energy Corp.	7,142	44,780	*
Chevron Corp.	24,325	2,503,529
Cimarex Energy Co.	1,200	161,244
Concho Resources Inc.	1,700	233,495	*
ConocoPhillips	15,725	683,566
Devon Energy Corp.	6,538	288,391
EOG Resources Inc.	7,069	683,643
EQT Corp.	2,129	154,608
Exxon Mobil Corp.	53,393	4,660,141
Hess Corp.	3,191	171,101
Kinder Morgan Inc.	23,830	551,188
Marathon Oil Corp.	11,486	181,594
Marathon Petroleum Corp.	6,680	271,141
Murphy Oil Corp.	2,429	73,842
Newfield Exploration Co.	2,620	113,865	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	13

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Noble Energy Inc.	5,769	$206,184
Occidental Petroleum Corp.	9,783	713,376
ONEOK Inc.	2,931	150,624
Phillips 66	5,954	479,595
Pioneer Natural Resources Co.	2,173	403,418
Range Resources Corp.	2,309	89,474
Southwestern Energy Co.	4,979	68,909	*
Spectra Energy Corp.	8,849	378,295
Tesoro Corp.	1,557	123,875
Valero Energy Corp.	6,140	325,420
Williams Cos. Inc.	8,270	254,137
Total Oil, Gas & Consumable Fuels		14,853,401
Total Energy		17,452,422
Financials — 12.7%
Banks — 5.3%
Bank of America Corp.	129,780	2,031,057
BB&T Corp.	10,213	385,234
Citigroup Inc.	37,545	1,773,250
Citizens Financial Group Inc.	7,040	173,958
Comerica Inc.	2,568	121,518
Fifth Third Bancorp	7,961	162,882
Huntington Bancshares Inc.	10,240	100,966
JPMorgan Chase & Co.	46,236	3,078,855
KeyCorp	10,562	128,540
M&T Bank Corp.	2,039	236,728
People’s United Financial Inc.	4,395	69,529
PNC Financial Services Group Inc.	6,426	578,918
Regions Financial Corp.	17,325	170,998
SunTrust Banks Inc.	6,843	299,724
U.S. Bancorp	20,802	892,198
Wells Fargo & Co.	58,350	2,583,738
Zions Bancorporation	2,608	80,900
Total Banks		12,868,993
Capital Markets — 2.6%
Affiliated Managers Group Inc.	645	93,331	*
Ameriprise Financial Inc.	2,262	225,680
Bank of New York Mellon Corp.	13,965	556,924
BlackRock Inc.	1,589	575,949

See Notes to Financial Statements.

14	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Capital Markets — continued
Charles Schwab Corp.	15,687	$495,239
CME Group Inc.	4,452	465,323
E*TRADE Financial Corp.	4,052	117,994	*
Franklin Resources Inc.	4,704	167,321
Goldman Sachs Group Inc.	4,720	761,194
Intercontinental Exchange Inc.	1,521	409,697
Invesco Ltd.	5,259	164,449
Legg Mason Inc.	1,320	44,194	(a)
Moody’s Corp.	2,253	243,955
Morgan Stanley	18,977	608,403
Nasdaq Inc.	1,649	111,373
Northern Trust Corp.	2,697	183,369
S&P Global Inc.	3,331	421,571
State Street Corp.	4,517	314,519
T. Rowe Price Group Inc.	3,020	200,830
Total Capital Markets		6,161,315
Consumer Finance — 0.7%
American Express Co.	9,496	608,124
Capital One Financial Corp.	6,767	486,074
Discover Financial Services	5,369	303,617
Navient Corp.	3,962	57,330
Synchrony Financial	10,599	296,772
Total Consumer Finance		1,751,917
Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B Shares	24,304	3,511,199	*
Leucadia National Corp.	4,418	84,119
Total Diversified Financial Services		3,595,318
Insurance — 2.6%
AFLAC Inc.	5,431	390,326
Allstate Corp.	4,782	330,819
American International Group Inc.	12,705	753,915
Aon PLC	3,262	366,942
Arthur J. Gallagher & Co.	2,300	117,001
Assurant Inc.	718	66,235
Chubb Ltd.	5,987	752,266
Cincinnati Financial Corp.	2,076	156,572
Hartford Financial Services Group Inc.	4,782	204,765
Lincoln National Corp.	2,778	130,510

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	15

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Loews Corp.	2,767	$113,862
Marsh & McLennan Cos. Inc.	6,820	458,645
MetLife Inc.	13,484	599,094
Principal Financial Group Inc.	3,019	155,509
Progressive Corp.	7,726	243,369
Prudential Financial Inc.	5,515	450,300
Torchmark Corp.	1,095	69,960
Travelers Cos. Inc.	3,713	425,324
Unum Group	2,913	102,858
Willis Towers Watson PLC	1,683	223,452
XL Group Ltd.	3,585	120,564
Total Insurance		6,232,288
Total Financials		30,609,831
Health Care — 14.6%
Biotechnology — 3.0%
AbbVie Inc.	20,652	1,302,522
Alexion Pharmaceuticals Inc.	2,839	347,891	*
Amgen Inc.	9,588	1,599,374
Biogen Inc.	2,800	876,484	*
Celgene Corp.	9,800	1,024,394	*
Gilead Sciences Inc.	17,048	1,348,838
Regeneron Pharmaceuticals Inc.	1,011	406,442	*
Vertex Pharmaceuticals Inc.	3,074	268,083	*
Total Biotechnology		7,174,028
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	18,682	790,062
Baxter International Inc.	6,128	291,693
Becton, Dickinson & Co.	2,745	493,359
Boston Scientific Corp.	17,411	414,382	*
C.R. Bard Inc.	995	223,159
Cooper Cos. Inc.	640	114,726
Danaher Corp.	7,675	601,643
DENTSPLY SIRONA Inc.	3,250	193,147
Edwards Lifesciences Corp.	2,737	329,973	*
Hologic Inc.	3,260	126,586	*
Intuitive Surgical Inc.	489	354,442	*
Medtronic PLC	17,853	1,542,499
St. Jude Medical Inc.	3,616	288,412

See Notes to Financial Statements.

16	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Health Care Equipment & Supplies — continued
Stryker Corp.	3,951	$459,936
Varian Medical Systems Inc.	1,245	123,915	*
Zimmer Biomet Holdings Inc.	2,552	331,811
Total Health Care Equipment & Supplies		6,679,745
Health Care Providers & Services — 2.6%
Aetna Inc.	4,596	530,608
AmerisourceBergen Corp.	2,318	187,248
Anthem Inc.	3,410	427,307
Cardinal Health Inc.	4,237	329,215
Centene Corp.	2,240	149,990	*
CIGNA Corp.	3,203	417,415
DaVita Inc.	2,154	142,315	*
Express Scripts Holding Co.	8,172	576,371	*
HCA Holdings Inc.	3,975	300,629	*
Henry Schein Inc.	1,052	171,455	*
Humana Inc.	1,973	349,004
Laboratory Corporation of America Holdings	1,203	165,389	*
McKesson Corp.	2,892	482,241
Patterson Cos. Inc.	1,158	53,199
Quest Diagnostics Inc.	1,711	144,802
UnitedHealth Group Inc.	12,203	1,708,420
Universal Health Services Inc., Class B Shares	1,200	147,864
Total Health Care Providers & Services		6,283,472
Health Care Technology — 0.1%
Cerner Corp.	3,755	231,871	*
Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	4,262	200,698
Illumina Inc.	1,839	334,073	*
Mettler-Toledo International Inc.	340	142,742	*
PerkinElmer Inc.	1,592	89,327
Thermo Fisher Scientific Inc.	5,003	795,777
Waters Corp.	1,027	162,769	*
Total Life Sciences Tools & Services		1,725,386
Pharmaceuticals — 5.4%
Allergan PLC	5,069	1,167,441	*
Bristol-Myers Squibb Co.	21,499	1,159,226
Eli Lilly & Co.	12,377	993,378
Endo International PLC	2,600	52,390	*

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	17

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Pharmaceuticals — continued
Johnson & Johnson	35,134	$4,150,379
Mallinckrodt PLC	1,307	91,203	*
Merck & Co. Inc.	35,486	2,214,681
Mylan NV	5,798	221,020	*
Perrigo Co. PLC	1,887	174,227
Pfizer Inc.	77,354	2,619,980
Zoetis Inc.	5,985	311,280
Total Pharmaceuticals		13,155,205
Total Health Care		35,249,707
Industrials — 9.7%
Aerospace & Defense — 2.1%
Boeing Co.	7,384	972,768
General Dynamics Corp.	3,700	574,092
L-3 Communications Holdings Inc.	942	141,988
Lockheed Martin Corp.	3,244	777,652
Northrop Grumman Corp.	2,362	505,350
Raytheon Co.	3,765	512,529
Rockwell Collins Inc.	1,587	133,848
Textron Inc.	3,368	133,878
TransDigm Group Inc.	700	202,384	*
United Technologies Corp.	10,019	1,017,930
Total Aerospace & Defense		4,972,419
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide Inc.	1,644	115,836
Expeditors International of Washington Inc.	1,722	88,718
FedEx Corp.	3,155	551,115
United Parcel Service Inc., Class B Shares	8,887	971,882
Total Air Freight & Logistics		1,727,551
Airlines — 0.5%
Alaska Air Group Inc.	1,610	106,035
American Airlines Group Inc.	6,632	242,797
Delta Air Lines Inc.	9,837	387,184
Southwest Airlines Co.	8,177	318,004
United Continental Holdings Inc.	3,469	182,018	*
Total Airlines		1,236,038
Building Products — 0.1%
Allegion PLC	1,271	87,585
Fortune Brands Home & Security Inc.	2,000	116,200

See Notes to Financial Statements.

18	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Building Products — continued
Masco Corp.	4,184	$143,553
Total Building Products		347,338
Commercial Services & Supplies — 0.3%
Cintas Corp.	971	109,335
Pitney Bowes Inc.	2,857	51,883
Republic Services Inc.	3,215	162,197
Stericycle Inc.	1,201	96,248	*
Waste Management Inc.	5,155	328,683
Total Commercial Services & Supplies		748,346
Construction & Engineering — 0.1%
Fluor Corp.	1,762	90,426
Jacobs Engineering Group Inc.	1,861	96,251	*
Quanta Services Inc.	1,672	46,799	*
Total Construction & Engineering		233,476
Electrical Equipment — 0.5%
Acuity Brands Inc.	570	150,822
AMETEK Inc.	2,761	131,921
Eaton Corp. PLC	6,023	395,771
Emerson Electric Co.	8,014	436,843
Rockwell Automation Inc.	1,758	215,074
Total Electrical Equipment		1,330,431
Industrial Conglomerates — 2.5%
3M Co.	7,765	1,368,426
General Electric Co.	114,596	3,394,333
Honeywell International Inc.	9,646	1,124,627
Roper Technologies Inc.	1,278	233,197
Total Industrial Conglomerates		6,120,583
Machinery — 1.5%
Caterpillar Inc.	7,637	677,936
Cummins Inc.	2,050	262,708
Deere & Co.	3,590	306,407
Dover Corp.	1,999	147,206
Flowserve Corp.	1,941	93,634
Fortive Corp.	3,837	195,303
Illinois Tool Works Inc.	4,189	502,010
Ingersoll-Rand PLC	3,164	214,962
PACCAR Inc.	4,494	264,157
Parker Hannifin Corp.	1,688	211,895

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	19

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Machinery — continued
Pentair PLC	2,385	$153,212
Snap-on Inc.	819	124,455
Stanley Black & Decker Inc.	1,970	242,271
Xylem Inc.	2,564	134,482
Total Machinery		3,530,638
Professional Services — 0.3%
Dun & Bradstreet Corp.	531	72,545
Equifax Inc.	1,441	193,930
Nielsen Holdings PLC	4,504	241,279
Robert Half International Inc.	1,940	73,448
Verisk Analytics Inc.	2,120	172,314	*
Total Professional Services		753,516
Road & Rail — 0.9%
CSX Corp.	12,579	383,660
J.B. Hunt Transport Services Inc.	1,300	105,482
Kansas City Southern	1,296	120,943
Norfolk Southern Corp.	3,887	377,272
Ryder System Inc.	753	49,660
Union Pacific Corp.	10,760	1,049,423
Total Road & Rail		2,086,440
Trading Companies & Distributors — 0.2%
Fastenal Co.	3,852	160,936
United Rentals Inc.	1,300	102,037	*
W. W. Grainger Inc.	746	167,731
Total Trading Companies & Distributors		430,704
Total Industrials		23,517,480
Information Technology — 21.1%
Communications Equipment — 1.0%
Cisco Systems Inc.	64,314	2,040,040
F5 Networks Inc.	818	101,956	*
Harris Corp.	1,507	138,056
Juniper Networks Inc.	4,447	106,995
Motorola Solutions Inc.	1,982	151,187
Total Communications Equipment		2,538,234
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	3,962	257,213
Corning Inc.	13,442	317,903
FLIR Systems Inc.	1,988	62,463

See Notes to Financial Statements.

20	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
TE Connectivity Ltd.	4,534	$291,899
Total Electronic Equipment, Instruments & Components		929,478
Internet Software & Services — 4.5%
Akamai Technologies Inc.	2,518	133,429	*
Alphabet Inc., Class A Shares	3,763	3,025,678	*
Alphabet Inc., Class C Shares	3,783	2,940,488	*
eBay Inc.	13,531	445,170	*
Facebook Inc., Class A Shares	29,803	3,822,831	*
VeriSign Inc.	1,372	107,345	*
Yahoo! Inc.	11,072	477,203	*
Total Internet Software & Services		10,952,144
IT Services — 3.8%
Accenture PLC, Class A Shares	8,017	979,437
Alliance Data Systems Corp.	750	160,897	*
Automatic Data Processing Inc.	5,868	517,558
Cognizant Technology Solutions Corp., Class A Shares	7,650	364,981	*
CSRA Inc.	2,055	55,280
Fidelity National Information Services Inc.	4,037	310,970
Fiserv Inc.	2,890	287,468	*
Global Payments Inc.	2,000	153,520
International Business Machines Corp.	11,261	1,788,810
MasterCard Inc., Class A Shares	12,308	1,252,585
Paychex Inc.	4,109	237,788
PayPal Holdings Inc.	14,453	592,139	*
Teradata Corp.	1,424	44,144	*
Total System Services Inc.	2,332	109,954
Visa Inc., Class A Shares	24,315	2,010,850
Western Union Co.	6,397	133,186
Xerox Corp.	11,666	118,177
Total IT Services		9,117,744
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices Inc.	3,912	252,129
Applied Materials Inc.	13,853	417,668
Broadcom Ltd.	5,056	872,261
First Solar Inc.	994	39,253	*
Intel Corp.	60,604	2,287,801
KLA-Tencor Corp.	2,006	139,838
Lam Research Corp.	1,989	188,378

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	21

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Linear Technology Corp.	2,891	$171,407
Microchip Technology Inc.	2,809	174,551
Micron Technology Inc.	12,803	227,637	*
NVIDIA Corp.	6,831	468,060
Qorvo Inc.	1,650	91,971	*
QUALCOMM Inc.	18,726	1,282,731
Skyworks Solutions Inc.	2,600	197,964
Texas Instruments Inc.	12,995	911,989
Xilinx Inc.	3,066	166,607
Total Semiconductors & Semiconductor Equipment		7,890,245
Software — 4.3%
Activision Blizzard Inc.	8,578	380,005
Adobe Systems Inc.	6,312	685,105	*
Autodesk Inc.	2,386	172,579	*
CA Inc.	3,528	116,706
Citrix Systems Inc.	2,093	178,365	*
Electronic Arts Inc.	3,979	339,807	*
Intuit Inc.	3,072	337,951
Microsoft Corp.	100,174	5,770,022
Oracle Corp.	38,391	1,507,999
Red Hat Inc.	2,386	192,860	*
Salesforce.com Inc.	8,247	588,259	*
Symantec Corp.	7,599	190,735
Total Software		10,460,393
Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	68,957	7,795,589
Hewlett Packard Enterprise Co.	21,571	490,740
HP Inc.	22,129	343,663
NetApp Inc.	4,073	145,895
Seagate Technology PLC	4,238	163,375
Western Digital Corp.	3,579	209,264
Total Technology Hardware, Storage & Peripherals		9,148,526
Total Information Technology		51,036,764
Materials — 2.9%
Chemicals — 2.1%
Air Products & Chemicals Inc.	2,685	403,663
Albemarle Corp.	1,470	125,670
CF Industries Holdings Inc.	2,739	66,695

See Notes to Financial Statements.

22	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Chemicals — continued
Dow Chemical Co.	14,483	$750,654
E.I. du Pont de Nemours & Co.	11,359	760,712
Eastman Chemical Co.	1,766	119,523
Ecolab Inc.	3,398	413,605
FMC Corp.	1,875	90,637
International Flavors & Fragrances Inc.	967	138,252
LyondellBasell Industries NV, Class A Shares	4,520	364,583
Monsanto Co.	5,505	562,611
Mosaic Co.	4,383	107,208
PPG Industries Inc.	3,360	347,290
Praxair Inc.	3,502	423,147
Sherwin-Williams Co.	1,002	277,213
Total Chemicals		4,951,463
Construction Materials — 0.1%
Martin Marietta Materials Inc.	775	138,810
Vulcan Materials Co.	1,675	190,498
Total Construction Materials		329,308
Containers & Packaging — 0.3%
Avery Dennison Corp.	1,026	79,812
Ball Corp.	1,983	162,507
International Paper Co.	4,914	235,774
Owens-Illinois Inc.	2,324	42,738	*
Sealed Air Corp.	2,768	126,830
WestRock Co.	3,509	170,116
Total Containers & Packaging		817,777
Metals & Mining — 0.4%
Alcoa Inc.	16,703	169,369
Freeport-McMoRan Inc.	16,084	174,672
Newmont Mining Corp.	7,024	275,973
Nucor Corp.	4,112	203,338
Total Metals & Mining		823,352
Total Materials		6,921,900
Real Estate — 3.0%
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	5,521	625,695
Apartment Investment and Management Co., Class A Shares	2,061	94,621
AvalonBay Communities Inc.	1,716	305,173
Boston Properties Inc.	1,975	269,173

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	23

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Crown Castle International Corp.	4,446	$418,858
Digital Realty Trust Inc.	1,910	185,499
Equinix Inc.	913	328,908
Equity Residential	4,737	304,731
Essex Property Trust Inc.	892	198,648
Extra Space Storage Inc.	1,580	125,468
Federal Realty Investment Trust	900	138,537
General Growth Properties Inc.	7,722	213,127
HCP Inc.	6,449	244,740
Host Hotels & Resorts Inc.	8,863	137,997
Iron Mountain Inc.	2,809	105,422
Kimco Realty Corp.	5,780	167,331
Macerich Co.	1,760	142,331
Prologis Inc.	6,444	345,012
Public Storage	1,831	408,569
Realty Income Corp.	3,100	207,483
Simon Property Group Inc.	4,063	841,082
SL Green Realty Corp.	1,171	126,585
UDR Inc.	3,450	124,166
Ventas Inc.	4,497	317,623
Vornado Realty Trust	2,157	218,310
Welltower Inc.	4,491	335,792
Weyerhaeuser Co.	9,678	309,115
Total Equity Real Estate Investment Trusts (REITs)		7,239,996
Real Estate Management & Development — 0.0%
CBRE Group Inc., Class A Shares	3,934	110,073	*
Total Real Estate		7,350,069
Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.6%
AT&T Inc.	78,422	3,184,717
CenturyLink Inc.	6,771	185,729
Frontier Communications Corp.	14,096	58,639
Level 3 Communications Inc.	3,900	180,882	*
Verizon Communications Inc.	52,314	2,719,282
Total Telecommunication Services		6,329,249
Utilities — 3.3%
Electric Utilities — 2.0%
Alliant Energy Corp.	3,010	115,313
American Electric Power Co. Inc.	6,114	392,580

See Notes to Financial Statements.

24	QS S&P 500 Index Fund 2016 Annual Report

QS S&P 500 Index Fund

Security	Shares	Value
Electric Utilities — continued
Duke Energy Corp.	8,759	$701,070
Edison International	4,000	289,000
Entergy Corp.	2,216	170,034
Eversource Energy	4,012	217,370
Exelon Corp.	11,396	379,373
FirstEnergy Corp.	5,168	170,957
NextEra Energy Inc.	5,948	727,559
PG&E Corp.	6,456	394,914
Pinnacle West Capital Corp.	1,555	118,165
PPL Corp.	8,898	307,604
Southern Co.	12,641	648,483
Xcel Energy Inc.	6,417	263,995
Total Electric Utilities		4,896,417
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	9,293	119,415
NRG Energy Inc.	4,588	51,432
Total Independent Power and Renewable Electricity Producers		170,847
Multi-Utilities — 1.1%
Ameren Corp.	3,423	168,343
CenterPoint Energy Inc.	6,050	140,542
CMS Energy Corp.	3,763	158,084
Consolidated Edison Inc.	3,791	285,462
Dominion Resources Inc.	8,068	599,210
DTE Energy Co.	2,304	215,816
NiSource Inc.	4,429	106,783
Public Service Enterprise Group Inc.	6,563	274,793
SCANA Corp.	1,991	144,089
Sempra Energy	3,095	331,753
WEC Energy Group Inc.	4,055	242,813
Total Multi-Utilities		2,667,688
Water Utilities — 0.1%
American Water Works Co. Inc.	2,360	176,622
Total Utilities		7,911,574
Total Investments before Short-Term Investments (Cost — $122,798,608)		240,301,236

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	25

Schedule of investments (cont’d)

September 30, 2016

QS S&P 500 Index Fund

Security	Rate	Shares	Value
Short-Term Investments — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,590,048)	0.400%	1,590,048	$1,590,048
Total Investments — 100.0% (Cost — $124,388,656#)			241,891,284
Liabilities in Excess of Other Assets — (0.0)%			(118,598)
Total Net Assets — 100.0%			$241,772,686

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 7).

#	Aggregate cost for federal income tax purposes is $130,062,716.

See Notes to Financial Statements.

26	QS S&P 500 Index Fund 2016 Annual Report

Statement of assets and liabilities

September 30, 2016

Assets:
Investments in unaffiliated securities, at value (Cost — $124,323,738)	$241,847,090
Investments in affiliated securities, at value (Cost — $64,918)	44,194
Cash	239
Receivable for securities sold	1,027,324
Dividends and interest receivable	271,823
Deposits with brokers for open futures contracts	66,754
Receivable for Fund shares sold	60,387
Receivable from broker — variation margin on open futures contracts	34,718
Prepaid expenses	19,323
Total Assets	243,371,852

Liabilities:
Payable for securities purchased	1,078,055
Payable for Fund shares repurchased	279,760
Investment management fee payable	55,182
Service and/or distribution fees payable	38,040
Trustees’ fees payable	2,998
Accrued expenses	145,131
Total Liabilities	1,599,166
Total Net Assets	$241,772,686

Net Assets:
Par value (Note 8)	$110
Paid-in capital in excess of par value	122,278,761
Undistributed net investment income	2,334,574
Accumulated net realized loss on investments and futures contracts	(378,034)
Net unrealized appreciation on investments and futures contracts	117,537,275
Total Net Assets	$241,772,686

Net Assets:
Class A	$232,030,950
Class D	$9,741,736

Shares Outstanding:
Class A	10,599,702
Class D	441,737

Net Asset Value:
Class A	$21.89
Class D	$22.05

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	27

Statement of operations

For the Year Ended September 30, 2016

Investment Income:
Dividends from unaffiliated investments	$5,267,940
Dividends from affiliated investments	1,082
Interest	3,939
Total Investment Income	5,272,961

Expenses:
Investment management fee (Note 2)	596,194
Service and/or distribution fees (Notes 2 and 5)	458,417
Transfer agent fees (Note 5)	141,874
Registration fees	65,767
Audit and tax fees	41,785
Legal fees	39,642
Shareholder reports	28,703
Standard & Poor’s license fees	23,848
Fund accounting fees	23,743
Trustees’ fees	17,365
Insurance	4,234
Custody fees	100
Miscellaneous expenses	4,514
Total Expenses	1,446,186
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(57,706)
Net Expenses	1,388,480
Net Investment Income	3,884,481

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	6,309,144
Futures contracts	172,607
Net Realized Gain	6,481,751
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	22,458,732
Affiliated investments	(10,731)
Futures contracts	74,055
Change in Net Unrealized Appreciation (Depreciation)	22,522,056
Net Gain on Investments and Futures Contracts	29,003,807
Increase in Net Assets From Operations	$32,888,288

See Notes to Financial Statements.

28	QS S&P 500 Index Fund 2016 Annual Report

Statements of changes in net assets

For the Years Ended September 30,	2016	2015

Operations:
Net investment income	$3,884,481	$3,732,222
Net realized gain	6,481,751	3,790,758
Change in net unrealized appreciation (depreciation)	22,522,056	(9,423,507)
Increase (Decrease) in Net Assets From Operations	32,888,288	(1,900,527)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,700,010)	(3,200,012)
Net realized gains	(1,676,344)	—
Decrease in Net Assets From Distributions to Shareholders	(6,376,354)	(3,200,012)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	15,118,877	19,756,740
Reinvestment of distributions	6,340,455	3,179,994
Cost of shares repurchased	(37,773,312)	(35,116,427)
Decrease in Net Assets From Fund Share Transactions	(16,313,980)	(12,179,693)
Increase (Decrease) in Net Assets	10,197,954	(17,280,232)

Net Assets:
Beginning of year	231,574,732	248,854,964
End of year*	$241,772,686	$231,574,732
*Includes undistributed net investment income of:	$2,334,574	$2,655,493

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class A Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$19.57	$20.06	$17.09	$14.68	$11.51

Income (loss) from operations:
Net investment income	0.34	0.31	0.27	0.26	0.22
Net realized and unrealized gain (loss)	2.52	(0.54)	2.95	2.43	3.15
Total income (loss) from operations	2.86	(0.23)	3.22	2.69	3.37

Less distributions from:
Net investment income	(0.40)	(0.26)	(0.25)	(0.28)	(0.20)
Net realized gains	(0.14)	—	—	—	—
Total distributions	(0.54)	(0.26)	(0.25)	(0.28)	(0.20)

Net asset value, end of year	$21.89	$19.57	$20.06	$17.09	$14.68
Total return[2]	14.82%	(1.21)%	19.01%	18.71%	29.55%

Net assets, end of year (millions)	$232	$223	$240	$223	$236

Ratios to average net assets:
Gross expenses	0.61%	0.61%	0.62%	0.64%	0.66%
Net expenses[3,4]	0.59	0.59	0.59	0.59	0.59
Net investment income	1.62	1.48	1.45	1.68	1.61

Portfolio turnover rate	3%	2%	12%	21%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	QS S&P 500 Index Fund 2016 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class D Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$19.71	$20.20	$17.21	$14.78	$11.59

Income (loss) from operations:
Net investment income	0.38	0.35	0.31	0.29	0.24
Net realized and unrealized gain (loss)	2.54	(0.54)	2.96	2.45	3.17
Total income (loss) from operations	2.92	(0.19)	3.27	2.74	3.41

Less distributions from:
Net investment income	(0.44)	(0.30)	(0.28)	(0.31)	(0.22)
Net realized gains	(0.14)	—	—	—	—
Total distributions	(0.58)	(0.30)	(0.28)	(0.31)	(0.22)

Net asset value, end of year	$22.05	$19.71	$20.20	$17.21	$14.78
Total return[2]	15.05%	(1.01)%	19.23%	18.93%	29.78%

Net assets, end of year (millions)	$10	$8	$9	$8	$11

Ratios to average net assets:
Gross expenses	0.45%	0.44%	0.53%	0.58%	0.42%
Net expenses[3,4]	0.39	0.39	0.39	0.39	0.39
Net investment income	1.82	1.68	1.65	1.85	1.80

Portfolio turnover rate	3%	2%	12%	21%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[4]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS S&P 500 Index Fund 2016 Annual Report	31

Notes to financial statements

1. Organization and significant accounting policies

QS S&P 500 Index Fund (formerly QS Batterymarch S&P 500 Index Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

32	QS S&P 500 Index Fund 2016 Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS S&P 500 Index Fund 2016 Annual Report	33

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$240,301,236	—	—	$240,301,236
Short-term investments†	1,590,048	—	—	1,590,048
Total investments	$241,891,284	—	—	$241,891,284
Other financial instruments:
Futures contracts	$34,647	—	—	$34,647
Total	$241,925,931	—	—	$241,925,931

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

34	QS S&P 500 Index Fund 2016 Annual Report

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

QS S&P 500 Index Fund 2016 Annual Report	35

Notes to financial statements (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
(a)	—	$(48,293)	$48,293
(b)	$494,610	(494,610)	—

(a)	Reclassifications are due to distributions paid in connection with the redemption of Fund shares.

(b)	Reclassifications are due to book/tax differences in the treatment of gains recognized on certain investments and book/tax differences in the treatment of distributions from certain investments.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Prior to April 1, 2016, QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) was the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Prior to April 1, 2016, QS Batterymarch was a wholly-owned subsidiary of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors (prior to April 1, 2016, LMPFA paid QS Batterymarch) and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

36	QS S&P 500 Index Fund 2016 Annual Report

During the year ended September 30, 2016, fees waived and/or expenses reimbursed amounted to $57,706.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended September 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,673,294
Sales	23,972,344

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$124,292,633
Gross unrealized depreciation	(12,464,065)
Net unrealized appreciation	$111,828,568

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	17	12/16	$1,801,693	$1,836,340	$34,647

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2016.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$34,647

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information

QS S&P 500 Index Fund 2016 Annual Report	37

Notes to financial statements (cont’d)

about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$172,607

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$74,055

During the year ended September 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,604,928

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at September 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$34,718	—	$34,718

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended September 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$458,417	$132,806
Class D	—	9,068
Total	$458,417	$141,874

38	QS S&P 500 Index Fund 2016 Annual Report

For the year ended September 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$51,861
Class D	5,845
Total	$57,706

6. Distributions to shareholders by class

	Year Ended September 30, 2016	Year Ended September 30, 2015
Net Investment Income:
Class A	$4,507,570	$3,067,029
Class D	192,440	132,983
Total	$4,700,010	$3,200,012

Net Realized Gains:
Class A	$1,614,078	—
Class D	62,266	—
Total	$1,676,344	—

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the year ended September 30, 2016:

	Affiliate Value at 9/30/15	Purchased		Sold		Dividend Income	Affiliate Value at 9/30/16	Realized Gain (Loss)
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$54,925	—	—	—	—	$1,082	$44,194	—

8. Shares of beneficial interest

At September 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS S&P 500 Index Fund 2016 Annual Report	39

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended September 30, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	691,170	$14,291,729	919,132	$18,968,198
Shares issued on reinvestment	298,321	6,085,749	149,278	3,047,011
Shares repurchased	(1,794,872)	(37,017,999)	(1,619,835)	(33,781,791)
Net decrease	(805,381)	$(16,640,521)	(551,425)	$(11,766,582)

Class D
Shares sold	39,560	$827,148	37,518	$788,542
Shares issued on reinvestment	12,418	254,706	6,478	132,983
Shares repurchased	(35,716)	(755,313)	(64,193)	(1,334,636)
Net increase (decrease)	16,262	$326,541	(20,197)	$(413,111)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended September 30, was as follows:

	2016	2015
Distributions paid from:
Ordinary income	$4,700,010	$3,200,012
Net long-term capital gains	1,676,344	—
Total distributions paid	$6,376,354	$3,200,012

As of September 30, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$2,547,020
Undistributed long-term capital gains — net	5,350,969
Total undistributed earnings	$7,897,989
Other book/tax temporary differences(a)	(85,786)
Unrealized appreciation (depreciation)(b)	111,681,612
Total accumulated earnings (losses) — net	$119,493,815

(a)

Other book/tax temporary differences are attributable to book/tax differences in the treatment of distributions from real estate investment trusts book/tax differences in the timing of the deductibility of various expenses and unrealized gain/loss on certain futures contracts.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and book/tax differences in the basis of certain investments.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

40	QS S&P 500 Index Fund 2016 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statement of assets and liabilities of QS S&P 500 Index Fund (formerly, QS Batterymarch S&P 500 Index Fund) (the “Fund”), a series of Legg Mason Partners Equity Trust, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of QS S&P 500 Index Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 15, 2016

QS S&P 500 Index Fund 2016 Annual Report	41

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS S&P 500 Index Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

42	QS S&P 500 Index Fund

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

QS S&P 500 Index Fund	43

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009)
Number of funds in fund complex overseen by Trustee	46
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

44	QS S&P 500 Index Fund

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	152
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

QS S&P 500 Index Fund	45

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

46	QS S&P 500 Index Fund

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

QS S&P 500 Index Fund	47

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended September 30, 2016:

Record date:	12/8/2015
Payable date:	12/9/2015
Ordinary income:
Qualified dividend income for individuals	100.00%
Dividends qualifying for the dividends
received deduction for corporations	100.00%
Long-term capital gain dividend	$0.142370

Please retain this information for your records.

48	QS S&P 500 Index Fund

QS

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

QS S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds. and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04121 11/16 SR16-2905

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Andrew L. Breech possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Andrew L. Breech as the Audit Committee’s financial expert. Andrew L. Breech is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2015 and September 30, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $186,663 in 2015 and $189,700 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2015 and $0 in 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $36,780 in 2015 and $24,680 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) and (c) of this Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2016